Employee benefits (Details 14) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	$ (1,474)
Current Service cost and interest cost	(24)
Actuarial assumption of discount rates [member] | Pension Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	1,882
Current Service cost and interest cost	47
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(602)
Current Service cost and interest cost	(46)
Actuarial assumption of discount rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	735
Current Service cost and interest cost	56
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Increase In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	772
Current Service cost and interest cost	128
Actuarial assumption of medical cost trend rates [member] | Medical Benefits [Member] | Decrease In Basis Points [Member]
IfrsStatementLineItems [Line Items]
Pension Obligation	(176)
Current Service cost and interest cost	$ (26)